Finance Income And Costs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) through foreign exchange and other movements, financial assets [abstract]
[custom:UnpaidAmountForCapitalizedInterestExpense]	$ 826	$ 0	$ 0
[custom:UnpaidAmountForCapitalizedInterestExpenseTransfered]			$ 451